UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    North Run Capital, LP
Address: One International Place
         Suite 2401
         Boston, Massachusetts  02110

13F File Number:  28-11182

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas B. Ellis and Todd B. Hammer
Title:     Members of North Run Advisors, LLC,
           General Partner of North Run Capital, LP
Phone:     617.310.6130

Signature, Place, and Date of Signing:

*
_____________________________________
Thomas B. Ellis Boston, Massachusetts 	February 12, 2010
*
_____________________________________
Todd B. Hammer Boston, Massachusetts 	February 12, 2010


* By: /S/ SARAH L. FILION
_____________________________________
Sarah L. Filion, Attorney-in-Fact
Pursuant to Powers of Attorney incorporated
by reference to the 13F Report filed on
May 15, 2009.


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $355,123 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A C MOORE ARTS & CRAFTS INC    COM              00086T103     2353   800300 SH       SOLE                   800300
ALLEGHENY ENERGY INC           COM              017361106    19958   850000 SH       SOLE                   850000
ARLINGTON ASSET INVT CORP      CL A NEW         041356205     5012   329100 SH       SOLE                   329100
CARTER INC                     COM              146229109    14705   560200 SH       SOLE                   560200
CIT GROUP INC                  COM NEW          125581801    16023   580349 SH       SOLE                   580349
CVS CAREMARK CORPORATION       COM              126650100    33047  1026000 SH       SOLE                  1026000
DELIA'S INC NEW                COM              246911101     3749  2005000 SH       SOLE                  2005000
ECHOSTAR CORP                  CL A             278768106    13695   680000 SH       SOLE                   680000
HEALTH NET INC                 COM              42222G108    31442  1350000 SH       SOLE                  1350000
INTERVAL LEISURE GROUP INC     COM              46113M108    21435  1718933 SH       SOLE                  1718933
MCDERMOTT INTL INC             COM              580037109    32296  1345125 SH       SOLE                  1345125
MCKESSON CORP                  COM              58155Q103    23125   370000 SH       SOLE                   370000
METROPCS COMMUNICATIONS INC    COM              591708102     7630  1000000 SH       SOLE                  1000000
MI DEVS INC                    CL A SUB VTG     55304X104    29052  2365800 SH       SOLE                  2365800
PEP BOYS MANNY MOE & JACK      COM              713278109     8655  1023100 SH       SOLE                  1023100
SARA LEE CORP                  COM              803111103    20288  1665700 SH       SOLE                  1665700
SPARK NETWORKS INC             COM              84651P100     3955  1318525 SH       SOLE                  1318525
TAL INTL GROUP INC             COM              874083108    14463  1093200 SH       SOLE                  1093200
TRIPLE-S MGMT CORP             CL B             896749108    22880  1300000 SH       SOLE                  1300000
WELLPOINT INC                  COM              94973V107    31360   538000 SH       SOLE                   538000